Income and expenses - Deferred tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	€ 2,797	€ 1,186	€ 227
Total deferred tax liabilities	(3,725)	(4,312)	(4,371)
Total deferred tax income (expense)	2,277	1,025	661
Assets/(liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, patent and innovation income deduction, and other tax credits	3,199	3,134	2,162
Amortization development assets and other intangible assets	400	328	136
Depreciation property, plant & equipment	224	40	55
Leases	53	72	35
Other items	343		274
Total deferred tax assets	4,220	3,574	2,662
Property, plant and equipment	(569)	(274)	(850)
Intangible assets	(3,664)	(5,470)	(5,757)
Deferred income	(743)	(778)
Investment grants	(172)	(178)	(199)
Total deferred tax liabilities	(5,148)	(6,700)	(6,806)
Netting	1,422	2,388	2,435
Total deferred tax assets, net	2,797	1,186	227
Total deferred tax liabilities, net	(3,725)	(4,312)	(4,371)
Income/(expense) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,623	4,580	687
Total deferred tax liabilities	(1,345)	(3,554)	(26)
Total deferred tax income (expense)	€ 2,277	€ 1,025	€ 661